VIRTUS AllianzGI Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Aerospace & Defense—1.6%
Hexcel Corp.	106,005	$ 6,304
Air Freight & Logistics—1.2%
XPO Logistics, Inc.(1)	64,477	4,694
Automobiles—0.3%
Rivian Automotive, Inc. Class A (1)	20,890	1,049
Banks—1.6%
First Republic Bank	39,001	6,322
Biotechnology—2.0%
Horizon Therapeutics plc(1)	75,345	7,927
Capital Markets—1.6%
Ares Management Corp. Class A	78,704	6,393
Chemicals—2.3%
Chemours Co. (The)	158,959	5,004
Olin Corp.	79,212	4,141
		9,145

Commercial Services & Supplies—2.2%
Waste Management, Inc.	55,404	8,782
Construction & Engineering—2.0%
Quanta Services, Inc.	61,619	8,110
Distributors—1.6%
Pool Corp.	15,146	6,404
Electrical Equipment—4.6%
AMETEK, Inc.	40,982	5,458
Generac Holdings, Inc.(1)	25,330	7,529
Sunrun, Inc.(1)	172,758	5,247
		18,234

Electronic Equipment, Instruments & Components—3.6%
Keysight Technologies, Inc.(1)	47,624	7,523
TE Connectivity Ltd.	51,338	6,724
		14,247

Equity Real Estate Investment—2.9%
Public Storage	14,710	5,741
Terreno Realty Corp.	79,680	5,900
		11,641

Healthcare Equipment & Supplies—9.2%
Align Technology, Inc.(1)	8,571	3,737
Cooper Cos., Inc. (The)	16,270	6,794
Dexcom, Inc.(1)	20,823	10,653
Hologic, Inc.(1)	63,285	4,862
	Shares	Value

Healthcare Equipment & Supplies—continued
IDEXX Laboratories, Inc.(1)	19,333	$ 10,576
		36,622

Healthcare Providers & Services—4.8%
AmerisourceBergen Corp.	51,740	8,005
Centene Corp.(1)	43,670	3,677
Tenet Healthcare Corp.(1)	87,940	7,559
		19,241

Hotels, Restaurants & Leisure—3.7%
Expedia Group, Inc.(1)	54,587	10,681
Wingstop, Inc.	33,730	3,958
		14,639

Household Durables—0.8%
DR Horton, Inc.	44,231	3,296
Interactive Media & Services—1.5%
ZoomInfo Technologies, Inc. Class A(1)	99,797	5,962
IT Services—2.8%
EPAM Systems, Inc.(1)	20,291	6,019
Shift4 Payments, Inc. Class A (1)	84,744	5,248
		11,267

Life Sciences Tools & Services—2.0%
Avantor, Inc.(1)	240,649	8,139
Machinery—3.4%
Kornit Digital Ltd.(1)	62,413	5,161
Westinghouse Air Brake Technologies Corp.	87,207	8,387
		13,548

Metals & Mining—1.4%
Freeport-McMoRan, Inc.	114,885	5,714
Oil, Gas & Consumable Fuels—4.1%
Diamondback Energy, Inc.	38,459	5,272
Valaris Ltd.(1)	102,357	5,319
Valero Energy Corp.	57,414	5,830
		16,421

Pharmaceuticals—1.1%
Catalent, Inc.(1)	39,811	4,415
Professional Services—1.4%
Leidos Holdings, Inc.	51,100	5,520
Semiconductors & Semiconductor Equipment—10.0%
Analog Devices, Inc.	32,818	5,421
Enphase Energy, Inc.(1)	46,484	9,380
Entegris, Inc.	50,738	6,660
Lam Research Corp.	10,553	5,673
Marvell Technology, Inc.	66,838	4,793
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Monolithic Power Systems, Inc.	16,579	$ 8,052
		39,979

Software—14.5%
Coupa Software, Inc.(1)	37,807	3,842
Datadog, Inc. Class A(1)	59,490	9,011
HubSpot, Inc.(1)	16,897	8,025
Iris Energy Ltd.(1)	109,092	1,709
Marathon Digital Holdings, Inc.(1)	52,650	1,472
Palo Alto Networks, Inc.(1)	15,050	9,369
Riot Blockchain, Inc.(1)	84,596	1,791
Trade Desk, Inc. (The) Class A(1)	102,462	7,095
Varonis Systems, Inc.(1)	109,148	5,189
Zscaler, Inc.(1)	43,201	10,424
		57,927

Specialty Retail—5.2%
Five Below, Inc.(1)	45,584	7,219
O’Reilly Automotive, Inc.(1)	8,105	5,552
Tractor Supply Co.	33,800	7,888
		20,659

Technology Hardware, Storage & Peripherals—1.3%
Seagate Technology Holdings plc	60,150	5,407
Textiles, Apparel & Luxury Goods—2.9%
Capri Holdings Ltd.(1)	72,452	3,723
Lululemon Athletica, Inc.(1)	11,789	4,306
On Holding AG Class A(1)	139,470	3,520
		11,549

Trading Companies & Distributors—1.1%
United Rentals, Inc.(1)	11,896	4,226
Total Common Stocks (Identified Cost $329,427)		393,783

Total Long-Term Investments—98.7% (Identified Cost $329,427)		393,783

See Notes to Schedule of Investments

VIRTUS AllianzGI Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(2)	4,566,500	$ 4,567
Total Short-Term Investment (Identified Cost $4,567)		4,567

TOTAL INVESTMENTS—99.9% (Identified Cost $333,994)		$398,350
Other assets and liabilities, net—0.1%		569
NET ASSETS—100.0%		$398,919
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	89%
Ireland	3
Switzerland	3
Bermuda	1
Israel	1
Canada	1
Virgin Islands (British)	1
Other	1
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$393,783	$393,783
Money Market Mutual Fund	4,567	4,567
Total Investments	$398,350	$398,350
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in this schedule of investments:
The Fund has been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to 10 weeks from May 17, 2022. Consequently, the Adviser is evaluating next steps in the best interest of shareholders. In the coming weeks, the Fund will send an information statement to its shareholders with respect to a change of subadviser. Shareholder approval of any new subadvisers will not be required because of the relief previously approved by shareholders permitting the Adviser, with approval of the Board of Trustees, to change subadvisers under certain conditions.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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